UNITED STATES
                SECURITIES AND EXCHANGE COMMISSIONUNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washinton, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) : [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Northeast Investors Trust

Address: 50 Congress Street
         Suite 1000
         Boston, MA 02109
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Perosn signing this Report on behalf of Reporting Manager:

Name: Gordon Barrett
Title: Executive Vice President
Phone: 800-225-6704 x 236
Signature, Place, and Date of Signing:

Gordon Barrett, Boston, MA  November 6, 2000
                                                FORM 13F AS OF  9/30/2000
                                     ACCOUNT MF001   NORTHEAST INVESTORS TRUST

 Item 1                         Item 3            Item 4              Item 5         Investment Discretion    Voting Authority
 --------------                 -----       -----------------  ---------------------          --------            --------
COMMON STOCKS
 ADVANTICA RESTAURANT GROUP     00758B109           723,046.00        1,217,762.000         1,217,762.000        1,217,762.000
 CHUBB CORPORATION              171232101        39,562,500.00          500,000.000           500,000.000          500,000.000
 DARLING INTERNATIONAL INC      237266101           559,148.00          745,530.000           745,530.000          745,530.000
 GAYLORD CONTAINER COMMON STOCK 368145108         2,098,911.00        1,243,799.000         1,243,799.000        1,243,799.000
 GRAND UNION CO                 386532402           149,143.00          932,146.000           932,146.000          932,146.000
 INTL AIRLINE SUPPORT GROUP     458865201           336,810.00          224,540.000           224,540.000          224,540.000
 JPS INDUSTRIES INC             46624E405         5,194,115.00        1,038,823.000         1,038,823.000        1,038,823.000
 LITTLE SWITZERLAND INC         537528101           213,796.00          273,659.000           273,659.000          273,659.000
 MAXXAM INC                     577913106         3,975,000.00          200,000.000           200,000.000          200,000.000
 J P MORGAN & CO                616880100        16,375,000.00          100,000.000           100,000.000          100,000.000
 NL INDUSTRIES                  629156407        16,803,806.00          793,100.000           793,100.000          793,100.000
 PLANET HOLLYWOOD               72702Q102           397,500.00          132,500.000           132,500.000          132,500.000
 SMURFIT-STONE CONT CORP        832727101         3,085,704.00          257,142.000           257,142.000          257,142.000
 SPECIALTY EQUIPMENT            847497203         2,036,719.00           82,500.000            82,500.000           82,500.000
 TOWN & COUNTRY NEW COMMON SHS  89202TOWN                  .00           92,057.000            92,057.000           92,057.000
 WALTER INDUSTRIES INC          93317Q105         4,437,500.00          500,000.000           500,000.000          500,000.000
 WEST POINT STEVENS INC         961238102        19,600,000.00        1,600,000.000         1,600,000.000        1,600,000.000
 COMMON STOCKS                  TOTAL *         115,548,698.00        9,933,558.000         9,933,558.000        9,933,558.000
WARRANTS
 WHEREHOUSE ENTERTAINMENT A     963281118           633,079.00           81,164.000            81,164.000           81,164.000
 WHEREHOUSE ENTERTAINMENT B     963281126            44,950.00           14,091.000            14,091.000           14,091.000
 WHEREHOUSE ENTERTAINMENT C     963281134            31,564.00           14,091.000            14,091.000           14,091.000
 WARRANTS                       TOTAL *             709,593.00          109,346.000           109,346.000          109,346.000
                          GRAND TOTAL **        116,258,291.00       10,042,904.000        10,042,904.000       10,042,904.000
